Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 190,061	£ 166,453
Trading portfolio liabilities	(57,737)	(56,908)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	94,359	78,014
Trading portfolio liabilities	(33,217)	(37,050)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	83,242	74,859
Trading portfolio liabilities	(24,520)	(19,858)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	12,249	13,470
Trading portfolio liabilities	0	0
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	211	110
Trading portfolio liabilities	£ 0	£ 0